
[logo - American Funds /(R)/]       The right choice for the long term/(R)/

American Funds
Money Market Fund/SM/

CLASS    TICKER   F-1....  AFFXX    529-C..  CCFXX
A......  AFAXX    F-2....  AFGXX    529-E..  EAFXX
B......  AFBXX    529-A..  AAFXX    529-F-1  FARXX
C......  AFCXX    529-B..  BAFXX

 SUMMARY
 PROSPECTUS

 December 1, 2009

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
 OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
 ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
 INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
 WWW.AMERICANFUNDS.COM/PROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST
 BY CALLING 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
 PROSPECTUS@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
 ADDITIONAL INFORMATION, DATED DECEMBER 1, 2009, ARE INCORPORATED BY REFERENCE
 INTO THIS SUMMARY PROSPECTUS.


[This page is intentionally left blank for this filing.]


Investment objective

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

<SHAREHOLDER FEES
 (fees paid directly from your
 investment)
----------------------------------------------------SHARE CLASSES--------------

                                         -----------------------------F-1, F-2-
                                         A AND  B AND  C AND            AND
                                         529-A  529-B  529-C  529-E   529-F-1

-------------------------------------------------------------------------------

 Maximum sales charge (load) imposed on  none   none   none   none      none
 purchases (as a percentage of offering
 price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)    none   5.00%  1.00%  none      none
 (as a percentage of the amount
 redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on  none   none   none   none      none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees             none   none   none   none      none
-------------------------------------------------------------------------------
 Maximum annual account fee               $10    $10    $10    $10      $10
 (529 share classes only)

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------SHARE CLASSES----------------

                                     --A-------B-------C------F-1-------F-2----

-------------------------------------------------------------------------------

 Management fees                     0.27%   0.27%   0.27%   0.27%     0.27%
-------------------------------------------------------------------------------
 Distribution and/or service         0.09    0.90    1.00    0.25      none
 (12b-1) fees*
-------------------------------------------------------------------------------
 Other expenses*                     0.12    0.12    0.18    0.18      0.17
-------------------------------------------------------------------------------
 Total annual fund operating         0.48    1.29    1.45    0.70      0.44
 expenses
                                     529-A   529-B   529-C   529-E    529-F-1
-------------------------------------------------------------------------------
 Management fees                     0.27%   0.27%   0.27%   0.27%     0.27%
-------------------------------------------------------------------------------
 Distribution and/or service         0.11    0.90    1.00    0.50      0.00
 (12b-1) fees*
-------------------------------------------------------------------------------
 Other expenses*                     0.26    0.26    0.27    0.27      0.26
-------------------------------------------------------------------------------
 Total annual fund operating         0.64    1.43    1.54    1.04      0.53
 expenses

                                       1

                          American Funds Money Market Fund / Summary prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 A                                $ 49    $154    $  269     $  604
---------------------------------------------------------------------
 B                                 631     809       908      1,333
---------------------------------------------------------------------
 C                                 248     459       792      1,735
---------------------------------------------------------------------
 F-1                                72     224       390        871
---------------------------------------------------------------------
 F-2                                45     141       246        555
---------------------------------------------------------------------
 529-A                              85     244       416        904
---------------------------------------------------------------------
 529-B                             665     891     1,039      1,600
---------------------------------------------------------------------
 529-C                             276     525       897      1,934
---------------------------------------------------------------------
 529-E                             126     370       632      1,374
---------------------------------------------------------------------
 529-F-1                            74     210       355        771

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 B                                $131    $409     $708      $1,333
---------------------------------------------------------------------
 C                                 148     459      792       1,735
---------------------------------------------------------------------
 529-B                             165     491      839       1,600
---------------------------------------------------------------------
 529-C                             176     525      897       1,934
---------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

                                       2

American Funds Money Market Fund / Summary prospectus


Principal investment strategies

The fund invests substantially in U.S. Treasury securities and other securities backed by the full faith and credit of the U.S. government, as well as securities issued by U.S. federal agencies. The fund may also invest in other high-quality money market instruments.

The fund may invest in securities issued by entities domiciled outside the
United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United
States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

                                       3

                          American Funds Money Market Fund / Summary prospectus

Principal risks

ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER
SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Some of the securities held by the fund may have credit and liquidity enhancements. Changes in the credit quality of the issuer or provider of these enhancements could cause the fund to experience a loss and may affect its share price.

Additionally, the securities held by the fund may be affected by certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.
Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices;
expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                       4

American Funds Money Market Fund / Summary prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company is the investment adviser to the fund.

Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all share classes)
-------------------------------------------------------------------------------

 TO ESTABLISH AN ACCOUNT (including retirement plan and 529 accounts)   $1,000
 For a payroll deduction retirement plan account, payroll deduction         25
 savings plan account or employer-sponsored 529 account
 TO ADD TO AN ACCOUNT                                                       50
 For a payroll deduction retirement plan account, payroll deduction         25
 savings plan account or employer-sponsored 529 account
-------------------------------------------------------------------------------

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, IN
46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing
American Funds Service Company at 317/735-6636; or accessing our website
(americanfunds.com).

Tax information

For federal income tax purposes, dividends you receive from the fund will be subject to tax, and some or all may be subject to state or local taxes.
Generally, redemptions, including exchanges, will not result in a capital gain or loss for federal or state income tax purposes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       5

                          American Funds Money Market Fund / Summary prospectus

                                          Investment Company File No. 811-22277
                                      MFGEIP-959-1209P Litho in USA CGD/B/10044
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust


[logo - American Funds /(R)/]       The right choice for the long term/(R)/

American Funds
Money Market Fund/SM/

CLASS         TICKER        R-3.........  RACXX
A...........  AFAXX         R-4.........  RADXX
R-1.........  RAAXX         R-5.........  RAEXX
R-2.........  RABXX         R-6.........  RAFXX

 SUMMARY
 RETIREMENT PLAN
 PROSPECTUS

 December 1, 2009

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
 INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
 PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
 ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/
 RETIREMENTPROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY CALLING
 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
 RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT RETIREMENT PLAN PROSPECTUS
 AND STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 1, 2009, ARE
 INCORPORATED BY REFERENCE INTO THIS SUMMARY RETIREMENT PLAN PROSPECTUS.


Investment objective

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
--------------------------------------------------------------------------------
                                                  CLASS A   ALL R SHARE CLASSES
--------------------------------------------------------------------------------

 Maximum initial sales charge (load) imposed on     none            none
 purchases (as a percentage of offering price)
--------------------------------------------------------------------------------
 Maximum contingent deferred sales charge (load)    none            none
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed  on            none            none
 reinvested dividends
--------------------------------------------------------------------------------
 Redemption or exchange fees                        none            none
--------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
-----------------------------------------------SHARE CLASSES-------------------

                              --A-----R-1----R-2----R-3----R-4----R-5-----R-6--

                              -------------------------------------------------

 Management fees              0.27%  0.27%  0.27%  0.27%  0.27%  0.27%   0.27%
-------------------------------------------------------------------------------
 Distribution and/or service  0.09   1.00   0.75   0.50   0.25   none    none
 (12b-1) fees*
-------------------------------------------------------------------------------
 Other expenses*              0.12   0.19   0.47   0.25   0.18   0.13    0.09
-------------------------------------------------------------------------------
 Total annual fund operating  0.48   1.46   1.49   1.02   0.70   0.40    0.36
 expenses
-------------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                       1

American Funds Money Market Fund / Summary retirement plan prospectus


 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 A                               $ 49    $154     $269      $  604
--------------------------------------------------------------------
 R-1                              149     462      797       1,746
--------------------------------------------------------------------
 R-2                              152     471      813       1,779
--------------------------------------------------------------------
 R-3                              104     325      563       1,248
--------------------------------------------------------------------
 R-4                               72     224      390         871
--------------------------------------------------------------------
 R-5                               41     128      224         505
--------------------------------------------------------------------
 R-6                               37     116      202         456
--------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

Principal investment strategies

The fund invests substantially in U.S. Treasury securities and other securities backed by the full faith and credit of the U.S. government, as well as securities issued by U.S. federal agencies. The fund may also invest in other high-quality money market instruments.

The fund may invest in securities issued by entities domiciled outside the
United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United
States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

Principal risks

ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER
SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Some of the securities held by the fund may have credit and liquidity enhancements. Changes in the credit quality of the issuer or provider of these enhancements could cause the fund to experience a loss and may affect its share price.

Additionally, the securities held by the fund may be affected by certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental

                                       2

          American Funds Money Market Fund / Summary retirement plan prospectus

agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Management

INVESTMENT ADVISER

Capital Research and Management Company is the investment adviser to the fund.

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this summary prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

Tax information

Dividends distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                          Investment Company File No. 811-22277
                                      RPGEIP-959-1209P Litho in USA CGD/B/10045
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ KIMBERLY S. VERDICK
    KIMBERLY S. VERDICK
    SECRETARY


[logo - American Funds /(R)/]       The right choice for the long term/(R)/

American Funds
Money Market Fund/SM/

CLASS         TICKER        R-3.........  RACXX
A...........  AFAXX         R-4.........  RADXX
R-1.........  RAAXX         R-5.........  RAEXX
R-2.........  RABXX         R-6.........  RAFXX

 SUMMARY
 RETIREMENT PLAN
 PROSPECTUS

 December 1, 2009

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
 INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
 PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
 ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/
 RETIREMENTPROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY CALLING
 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
 RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT RETIREMENT PLAN PROSPECTUS
 AND STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 1, 2009, ARE
 INCORPORATED BY REFERENCE INTO THIS SUMMARY RETIREMENT PLAN PROSPECTUS.


Investment objective

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
--------------------------------------------------------------------------------
                                                  CLASS A   ALL R SHARE CLASSES
--------------------------------------------------------------------------------

 Maximum initial sales charge (load) imposed on     none            none
 purchases (as a percentage of offering price)
--------------------------------------------------------------------------------
 Maximum contingent deferred sales charge (load)    none            none
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed  on            none            none
 reinvested dividends
--------------------------------------------------------------------------------
 Redemption or exchange fees                        none            none
--------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
-----------------------------------------------SHARE CLASSES-------------------

                              --A-----R-1----R-2----R-3----R-4----R-5-----R-6--

                              -------------------------------------------------

 Management fees              0.27%  0.27%  0.27%  0.27%  0.27%  0.27%   0.27%
-------------------------------------------------------------------------------
 Distribution and/or service  0.09   1.00   0.75   0.50   0.25   none    none
 (12b-1) fees*
-------------------------------------------------------------------------------
 Other expenses*              0.12   0.19   0.47   0.25   0.18   0.13    0.09
-------------------------------------------------------------------------------
 Total annual fund operating  0.48   1.46   1.49   1.02   0.70   0.40    0.36
 expenses
-------------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                       1

American Funds Money Market Fund / Summary retirement plan prospectus


 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 A                               $ 49    $154     $269      $  604
--------------------------------------------------------------------
 R-1                              149     462      797       1,746
--------------------------------------------------------------------
 R-2                              152     471      813       1,779
--------------------------------------------------------------------
 R-3                              104     325      563       1,248
--------------------------------------------------------------------
 R-4                               72     224      390         871
--------------------------------------------------------------------
 R-5                               41     128      224         505
--------------------------------------------------------------------
 R-6                               37     116      202         456
--------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

Principal investment strategies

The fund invests substantially in U.S. Treasury securities and other securities backed by the full faith and credit of the U.S. government, as well as securities issued by U.S. federal agencies. The fund may also invest in other high-quality money market instruments.

The fund may invest in securities issued by entities domiciled outside the
United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United
States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

Principal risks

ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER
SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Some of the securities held by the fund may have credit and liquidity enhancements. Changes in the credit quality of the issuer or provider of these enhancements could cause the fund to experience a loss and may affect its share price.

Additionally, the securities held by the fund may be affected by certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental

                                       2

          American Funds Money Market Fund / Summary retirement plan prospectus

agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Management

INVESTMENT ADVISER

Capital Research and Management Company is the investment adviser to the fund.

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this summary prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

Tax information

Dividends distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                          Investment Company File No. 811-22277
                                      RPGEIP-959-1209P Litho in USA CGD/B/10045
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust